Mar. 24, 2020
IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Money Market Obligations Trust	Federated Hermes Money Market Obligations Trust
Federated Government Obligations Tax-Managed Fund	Federated Hermes Government Obligations Tax-Managed Fund
Federated Institutional Prime Obligations Fund	Federated Hermes Institutional Prime Obligations Fund
Federated Institutional Prime Value Obligations Fund	Federated Hermes Institutional Prime Value Obligations Fund
Federated Prime Cash Obligations Fund	Federated Hermes Prime Cash Obligations Fund

Money Market Obligations Trust

Federated California Municipal Cash Trust

Wealth Shares (Ticker CAIXX)

Federated Government Obligations Tax-Managed Fund

Institutional Shares (Ticker GOTXX)

Federated Institutional Prime Obligations Fund

Institutional Shares (Ticker POIXX)

Federated Institutional Prime Value Obligations Fund

Institutional Shares (Ticker PVOXX)

Federated Institutional Tax-Free Cash Trust

Institutional Shares (Ticker FFTXX)

Federated Municipal Obligations Fund

Wealth Shares (Ticker MOFXX)

Federated New York Municipal Cash Trust

Wealth Shares (Ticker NISXX)

Federated Prime Cash Obligations Fund

Wealth Shares (Ticker PCOXX)

Federated Tax-Free Obligations Fund

Wealth Shares (Ticker TBIXX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Board of Trustees (the "Board") of the Federated Hermes funds listed above (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Board approved changing the Funds' registrant name, Money Market Obligations Trust, to Federated Hermes Money Market Obligations Trust. There are no changes in fund operations or investment policies as a result of the name changes. These name changes will be effective at the close of business on June 26, 2020.

IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)

On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective January 31, 2020, the Boards of Directors/Trustees (the "Boards") of the Federated Hermes funds listed below (the "Funds") approved changing each Fund's name to replace "Federated" with "Federated Hermes." In addition, the Boards approved changing each Fund's registrant name (the "Registrant") as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Money Market Obligations Trust	Federated Hermes Money Market Obligations Trust
Federated California Municipal Cash Trust	Federated Hermes California Municipal Cash Trust
Federated Institutional Tax-Free Cash Trust	Federated Hermes Institutional Tax-Free Cash Trust
Federated Municipal Obligations Fund	Federated Hermes Municipal Obligations Fund
Federated New York Municipal Cash Trust	Federated Hermes New York Municipal Cash Trust
Federated Tax-Free Obligations Fund	Federated Hermes Tax-Free Obligations Fund